Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AutoLotto, Inc. [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

11.    Commitments and Contingencies

Digital Securities

In 2018, the Company commenced a sale offering and issuance (the “LDC Offering”) of 285 million revenue participation interests (the “Digital Securities”) of the net raffle revenue of LDC Crypto Universal Public Company Limited (“LDC”). The Digital Securities do not have any voting rights, redemption rights, or liquidation rights, nor are they tied in any way to other equity securities of LDC or the Company nor do they otherwise hold any rights that a holder of equity securities of LDC or the Company may have or that a holder of traditional equity securities or capital stock may have. Rather, each of the holders of the Digital Securities has a pro rata right to receive 7% of the net raffle revenue. If the net raffle revenue is zero for a given period, holders of the Digital Securities are not eligible to receive any cash distributions from any raffle sweepstakes of LDC for such period. For the three months ended September 30, 2021, the Company did not incur any obligation to pay and distribute as no net raffle revenue was generated. For the nine months ended September 30, 2021, the Company incurred an obligation and satisfied its obligation to pay an aggregate amount of approximately $5,705 to holders of the outstanding Digital Securities. For the three and nine months ended September 30, 2020, the Company incurred obligations and satisfied obligations to pay $1,458 and $17,937, respectively, to holders of the outstanding Digital Securities.

Leases

The Company leases office space in Spicewood, Texas which expires January 21, 2022. For the three months ended September 30, 2021 and 2020, the Company’s total rent expense was approximately $75,056 and $13,732, respectively. For the nine months ended September 30, 2021 and 2020, the Company’s total rent expense was approximately $121,512 and $34,291, respectively.

As of September 30, 2021, future minimum rent payments due under non-cancellable leases with initial maturities greater than one year are as follows:

Years ending December 31,	Amount
2021 (remaining 3 months)	33,448
2022	117,659
2023	82,435
2024	30,404
$263,945

11.    Commitments and Contingencies

Indemnification Agreements

The Company enters into indemnification provisions under its agreements with other entities in its ordinary course of business, typically with business partners, customers, landlords, lenders and lessors. Under these provisions, the Company generally indemnifies and holds harmless the indemnified party for losses suffered or incurred by the indemnified party as a result of the Company’s activities or, in some cases, as a result of the indemnified party’s activities under the agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification provisions is unlimited. The Company has not incurred material costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, the Company believes the estimated fair value of these agreements is minimal. Accordingly, the Company has no liabilities recorded for these agreements as of December 31, 2020 and 2019.

Digital Securities

In 2018, the Company commenced the LDC Offering involving the sale, offering and issuance of up to 285 million of Digital Securities. The Digital Securities do not have any voting rights, redemption rights, or liquidation rights, nor are they tied in any way to other equity securities of LDC or the Company nor do they otherwise hold any rights that a holder of equity securities of LDC or the Company may have or that a traditional holder of equity securities may have, and the Company may repurchase the Digital Securities at a future date. Rather, each of the holders of the Digital Securities has a pro rata right to receive 7% of the Net Raffle Revenue of LDC. If the Net Raffle Revenue is zero for a given period, holders of the Digital Securities are not eligible to receive any cash distributions from any raffle sweepstakes of LDC for such period. For the years ended December 31, 2020, the Company incurred an obligation and satisfied its obligation to pay and distribute an aggregate amount of approximately $19,000 to holders of the outstanding Digital Securities, and for the year ended December 31, 2020, no Net Raffle Revenue was generated and, therefore, there was no obligation of the Company to make any distributions to holders of outstanding Digital Securities.

Leases

The Company leases office space in Spicewood, Texas which expires January 21, 2022. For the years ended December 31, 2020 and 2019, the Company’s rent expense was $49,202 and $283,003, respectively.

As of December 31, 2020, the scheduled future minimum lease payments are as follows:

Amount
Years ending December 31,
2021	32,533
2022	22,898
2023	3,450
$55,431

Litigation and Other Loss Contingencies

As of December 31, 2020, there were no pending proceedings that are deemed to be materially detrimental. The Company is a party to legal proceedings in the ordinary course of its business. The Company believes that the nature of these proceedings is typical for a company of its size and scope.